Intangible assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

5.       Intangible assets

Intangible assets consisted of the following at December 31, 2024 and December 31, 2023:

	December 31, 2024	December 31, 2023
Contract rights	$432,246	$496,757
Software development costs	65,793	66,384
Liquor license	66,119	66,119
	564,158	629,260
Less: accumulated amortization	(225,126)	(257,626)
Intangible assets – net	$339,032	$371,634

Amortization expenses were $54,648 and $87,148 for the years ended December 31, 2024 and 2023, respectively.